Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue	$ 27,945,000	$ 26,519,000	$ 102,545,000	$ 92,755,000	$ 77,177,000
Cost of revenue	11,180,000	9,972,000	39,476,000	38,253,000	33,457,000
Gross profit	16,765,000	16,547,000	63,069,000	54,502,000	43,720,000
Operating expenses
Sales and marketing expense	8,908,000	8,119,000	29,023,000	24,423,000	15,926,000
General and administrative expense	4,880,000	3,066,000	14,291,000	16,938,000	9,720,000
Research and development expense	6,180,000	4,738,000	20,160,000	16,607,000	12,357,000
Total operating expense	19,968,000	15,923,000	63,474,000	57,968,000	38,003,000
Income (loss) from operations	(3,203,000)	624,000	(405,000)	(3,466,000)	5,717,000
Interest expense	944,000	984,000	3,890,000	3,320,000	3,281,000
Other expense (income), net	(7,000)	132,000	154,000	(22,000)	144,000
Total other expense, net	937,000	1,116,000	4,044,000	3,298,000	3,425,000
(Loss) income before income taxes	(4,140,000)	(492,000)	(4,449,000)	(6,764,000)	2,292,000
Provision for income taxes	35,000	61,000	196,000	149,000	406,000
Net income (loss)	(4,175,000)	(553,000)	(4,645,000)	(6,913,000)	1,886,000
Comprehensive income (loss):
Net income (loss)	(4,175,000)	(553,000)	(4,645,000)	(6,913,000)	1,886,000
Other comprehensive income (loss)	39,000	(105,000)	12,000	(48,000)	(70,000)
Comprehensive income (loss)	$ (4,136,000)	$ (658,000)	$ (4,633,000)	$ (6,961,000)	$ 1,816,000
Net (loss) income per share information:
Net income (loss) per share-basic and diluted	$ (4,175)	$ (553)	$ (4,645)	$ (6,913)	$ 1,886
Weighted average common stock outstanding (basic and diluted)	1,000	1,000	1,000	1,000	1,000
Crescent Acquisition Corp
Revenue	$ 0	$ 0	$ 0	$ 0
Operating expenses
General and administrative expense	546,732	129,118	3,264,815	526,625
Income (loss) from operations	(546,732)	(129,118)	(3,264,815)	(526,625)
Change in the fair value of the Warrant liability	3,700,000	(1,115,000)	(13,005,000)	10,850,000
Change in the fair value of the Forward Purchase Agreement liability	3,240,000	1,404,000	(1,789,000)	(1,361,000)
Initial classification of Forward Purchase Agreement liability				(2,035,000)
Offering cost associated with Warrants recorded as liabilities				(1,465,314)
Loss on sale of Private Placement Warrants				(5,110,000)
Interest income on Trust Account	6,253	833,931	910,070	4,472,458
(Loss) income before income taxes	6,399,521	993,813	(17,148,745)	4,824,519
Provision for income taxes	825	219,391	136,730	1,195,607
Net income (loss)	6,398,696	774,422	(17,285,475)	3,628,912
Comprehensive income (loss):
Net income (loss)	$ 6,398,696	$ 774,422	$ (17,285,475)	$ 3,628,912
Crescent Acquisition Corp | Class A
Net (loss) income per share information:
Net income (loss) per share-basic and diluted	$ 0.00	$ 0.02	$ 0.02	$ 0.12
Weighted average common stock outstanding (basic and diluted)	24,994,153	25,000,000	25,000,000	25,000,000
Crescent Acquisition Corp | Class F
Net (loss) income per share information:
Net income (loss) per share-basic and diluted	$ 1.03	$ 0.03	$ (2.85)	$ 0.09
Weighted average common stock outstanding (basic and diluted)	6,250,000	6,250,000	6,250,000	6,250,000